Statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net income (loss) for the year	$ (310,700)	$ 1,008,043
Adjustment to reconcile net income (loss) for the year to net cash from operating activities
Net realized (gains) losses on redemptions and sales of gold and silver bullion	(10,784)	(759)
Change in unrealized (gains) losses on gold and silver bullion	300,318	(1,026,156)
Net changes in operating assets and liabilities
Increase (decrease) in accounts payable	(63)	(1,032)
Net cash provided by (used in) operating activities	(21,229)	(19,904)
Cash flows from investing activities
Purchases of gold and silver bullion	(2,786)	(440,262)
Sales of gold and silver bullion	7,942	5,043
Net cash provided by (used in) investing activities	5,156	(435,219)
Cash flows from financing activities
Proceeds from issuance of Units (note 7)	18,593	458,997
Payments on redemption of Units (note 7)	(3,196)	(534)
Underwriting commissions and issue expenses	(45)	(3,193)
Net cash provided by (used in) financing activities	15,352	455,270
Net increase (decrease) in cash during the year	(721)	147
Cash at beginning of the year	1,400	1,253
Cash at end of the year	$ 679	$ 1,400